Borrowing and Credit Agreements - Interest Rate and Maturity (Details) - Senior Notes $ in Millions	1 Months Ended
Aug. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt instrument, face amount	$ 684
4.750% senior notes due in 2022
Debt Instrument [Line Items]
Debt instrument, face amount	$ 388
Percentage of principal amount redeemed	96.80%
5% senior notes due 2024
Debt Instrument [Line Items]
Debt instrument, face amount	$ 296
Percentage of principal amount redeemed	98.80%